Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2026
Fair Value Measurements
Schedule of fair value measurements assets and liabilities
	As at January 31, 2026
	Level 1 $	Level 2 $	Level 3 $

Cash	12,570	–	–
Warrant liabilities	–	–	115,013
	As at January 31, 2025
	Level 1 $	Level 2 $	Level 3 $

Cash	8,180	–	–
Warrant liabilities	–	–	312,936